Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consolidation and Basis of Presentation—The Consolidated Financial Statements include the accounts of wholly owned subsidiaries, after elimination of intercompany accounts and transactions. Certain prior period amounts have been reclassified to conform to the current period presentation.
The Company owns majority controlling interests in certain entities. Additionally, prior to the sale of our HealthTronics business in February 2014, HealthTronics, Inc. owned interests in various partnerships and limited liability corporations where HealthTronics, Inc., as the general partner or managing member, exercised effective control. In accordance with the accounting consolidation principles, we consolidate various entities which neither we nor our subsidiaries own 100%. For additional information relating to the sale of HealthTronics, see Note 3. Discontinued Operations.
Use of Estimates—The preparation of our Consolidated Financial Statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are required in the determination of revenue recognition and sales deductions for estimated chargebacks, rebates, sales incentives and allowances, certain royalties, distribution service fees, returns and allowances. Significant estimates and assumptions are also required when determining the fair value of certain financial instruments, the valuation of long-lived and indefinite-lived assets, income taxes, contingencies and share-based compensation. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. Our estimates often are based on complex judgments, probabilities and assumptions that we believe to be reasonable but that are inherently uncertain and unpredictable. For any given individual estimate or assumption made by us, there may also be other estimates or assumptions that are reasonable.
We regularly evaluate our estimates and assumptions using historical experience and other factors, including the economic environment. As future events and their effects cannot be determined with precision, our estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. Market conditions, such as illiquid credit markets, volatile equity markets, dramatic fluctuations in foreign currency rates and economic downturn, can increase the uncertainty already inherent in our estimates and assumptions. We adjust our estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our Consolidated Financial Statements on a prospective basis unless they are required to be treated retrospectively under the relevant accounting standard. It is possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts. We also are subject to other risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in the healthcare environment, competition, litigation, legislation and regulations.
Customer, Product and Supplier Concentration—We primarily sell our products directly to a limited number of large pharmacy chains and through a limited number of wholesale drug distributors who, in turn, supply products to pharmacies, hospitals, governmental agencies and physicians. Total revenues from customers who accounted for 10% or more of our total consolidated revenues during the years ended December 31 are as follows:

	2014	2013	2012
Cardinal Health, Inc.	21%	26%	30%
McKesson Corporation	31%	32%	32%
AmerisourceBergen Corporation	16%	19%	15%

Revenues from these customers are included within our U.S. Branded Pharmaceuticals, U.S. Generic Pharmaceuticals and International Pharmaceuticals segments.
The Company derives a majority of its total revenues from a limited number of products. Products that accounted for 10% or more of our total revenues during the years ended December 31 were as follows:

	2014	2013	2012
Lidoderm®	7%	28%	41%
Opana® ER	8%	11%	13%

We have agreements with Novartis Consumer Health, Inc., Novartis AG, Teikoku Seiyaku Co., Ltd., Noramco, Inc., Grünenthal GmbH and Sharp Corporation for the manufacture and supply of a substantial portion of our existing pharmaceutical products. Additionally, we utilize UPS Supply Chain Solutions, Inc. for certain customer service support, warehouse and distribution services. See Note 14. Commitments and Contingencies for further information.
Revenue Recognition—
Pharmaceutical Products
Our net pharmaceutical product sales consist of revenues from sales of our pharmaceutical products, less estimates for chargebacks, rebates, sales incentives and allowances, certain royalties, distribution service fees, returns and allowances as well as fees for services (collectively, revenue reserves which are classified as accrued expenses). Net pharmaceutical product sales also include sales of certain medical devices from our International Pharmaceuticals segment. We recognize revenue for product sales when title and risk of loss has passed to the customer, which is typically upon delivery to the customer, when estimated provisions for revenue reserves are reasonably determinable, and when collectability is reasonably assured. Revenue from the launch of a new or significantly unique product, for which we are unable to develop the requisite historical data on which to base estimates of returns and allowances due to the uniqueness of the therapeutic area or delivery technology as compared to other products in our portfolio and in the industry, may be deferred until such time that an estimate can be determined, all of the conditions above are met and when the product has achieved market acceptance, which is typically based on dispensed prescription data and other information obtained prior to and during the period following launch.
Devices
A portion of our revenue is generated from consigned inventory or from inventory with field representatives. For these products, revenue is recognized at the time the product has been used or implanted. For all other transactions, we recognize revenue when title to the goods and risk of loss transfer to our customers providing there are no remaining performance obligations required from us or any matters requiring customer acceptance. In cases where we utilize distributors or ship product directly to the end user, we recognize revenue upon shipment provided all revenue recognition criteria have been met. We record estimated sales returns, discounts and rebates as a reduction of net sales in the period the related revenue is recognized.
We provide incentives to customers, including volume based rebates. Customers are not required to provide documentation that would allow us to reasonably estimate the fair value of the benefit received and we do not receive an identifiable benefit in exchange for the consideration. Accordingly, the incentives are recorded as a reduction of revenue.
Our AMS customers have rights of return for the occasional ordering or shipping error. We maintain an allowance for these returns and reduce reported revenue for expected returns from shipments during each reporting period. This allowance is based on historical and current trends in product returns.
The operating results of this business segment are reported as Discontinued operations, net of tax in the Consolidated Statements of Operations for all periods presented.
Other
Product royalties received from third party collaboration partners and licensees of our products and patents are recorded as other revenues. Royalties are recognized as earned in accordance with the contract terms when royalties from third parties can be reasonably estimated and collectability is reasonably assured. If royalties cannot be reasonably estimated or collectability of a royalty amount is not reasonably assured, royalties are recognized as revenue when the cash is received.
Services
Until it was sold on February 3, 2014, our HealthTronics business’ fees for urology and pathology services were recorded when the procedure was performed and were based on contracted rates. Management fees from our HealthTronics, Inc. limited partnerships were recorded monthly when earned. The operating results of this business segment are reported as Discontinued operations, net of tax in the Consolidated Statements of Operations for all periods presented.
Sales Deductions—When we recognize net sales from the sale of our pharmaceutical products, we record an adjustment to revenue for estimated revenue reserves. These provisions are estimated based on historical experience, estimated future trends, estimated customer inventory levels, current contract sales terms with our wholesale and indirect customers and other competitive factors. If the assumptions we used to calculate these adjustments do not appropriately reflect future activity, our financial position, results of operations and cash flows could be materially impacted.
Research and Development—Expenditures for research and development are expensed as incurred. In addition to upfront and milestone payments, total R&D expenses include the costs of discovery research, preclinical development, early- and late-clinical development and drug formulation, as well as clinical trials, medical support of marketed products, other payments under third-party collaborations and contracts and other costs. R&D spending also includes enterprise-wide costs which support our overall R&D infrastructure. Property, plant and equipment that are acquired or constructed for research and development activities and that have alternate future uses are capitalized and depreciated over their estimated useful lives on a straight-line basis. Upfront and milestone payments made to third parties in connection with agreements with third parties are generally expensed as incurred up to the point of regulatory approval. Payments made to third parties subsequent to regulatory approval are generally capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in Other intangibles, net in the Consolidated Balance Sheets.
Cash and Cash Equivalents—The Company considers all highly liquid money market instruments with an original maturity of three months or less when purchased to be cash equivalents. At December 31, 2014, cash equivalents were deposited in financial institutions and consisted of immediately available fund balances. The Company maintains its cash deposits and cash equivalents with well-known and stable financial institutions.
Restricted Cash and Cash Equivalents—Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in Restricted cash and cash equivalents in the Consolidated Balance Sheets. At December 31, 2014, restricted cash and cash equivalents totaled $530.9 million, of which $485.2 million is held in Qualified Settlement Funds for mesh product liability settlement agreements and $40.2 million is held in an escrow account, primarily for the purpose of guaranteeing amounts required to be paid to Litha Healthcare Group Limited’s (Litha) security holders in connection with acquisition of Litha’s remaining outstanding issued share capital. The restricted cash related to Qualified Settlement Funds are for payments related to the Company’s vaginal mesh liability. See Note 14. Commitments and Contingencies for further information relating to the vaginal mesh liability. At December 31, 2013, restricted cash and cash equivalents consisted of $700.0 million from the proceeds of the issuance of the New 2022 Notes and $70.0 million of additional cash. At December 31, 2013, the proceeds of the issuance of the New 2022 Notes and the additional $70.0 million were restricted and held in escrow and could not be utilized by the Company until the Paladin transaction closed.
Marketable Securities—The Company has equity securities, which consist of investments in the stock of publicly traded companies. For additional information see Note 7. Fair Value Measurements.
Accounts Receivable—Accounts receivable are stated at their net realizable value. The allowance against gross accounts receivable reflects the best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information.
Concentrations of Credit Risk—Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash equivalents, marketable debt securities and accounts receivable. We invest our excess cash in high-quality, liquid money market instruments maintained by major U.S. banks and financial institutions. We have not experienced any losses on our cash equivalents.
We perform ongoing credit evaluations of our customers and generally do not require collateral. We have no history of significant losses from uncollectible accounts. Approximately 76% and 78% of our trade accounts receivable balance represent amounts due from three customers at December 31, 2014 and 2013, respectively.
We do not expect our current or future credit risk exposures to have a significant impact on our operations. However, there can be no assurance that our business will not experience any adverse impact from credit risk in the future.
Inventories—Inventories consist of finished goods held for distribution, raw materials and work-in-process. Our inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. We write-down inventories to net realizable value based on forecasted demand and market conditions, which may differ from actual results. Inventory that is in excess of the amount expected to be sold within one year is classified as long-term inventory and is recorded in Other Assets in the Consolidated Balance Sheets.
Property, plant and equipment—Property, plant and equipment is stated at cost less accumulated depreciation. Costs incurred on assets under construction are capitalized as construction is in progress. Depreciation is computed over the estimated useful life of the related assets on a straight-line basis. Leasehold improvements and capital lease assets are depreciated on a straight-line basis over the shorter of their estimated useful lives or the terms of their respective leases. Depreciation is not recorded on assets held for sale. Gains and losses on disposals are included in Other income, net in the Consolidated Statements of Operations.
Depreciation is based on the following estimated useful lives, as of December 31, 2014:

Range of Useful Lives, from:
Buildings	8 years	to	45 years
Machinery and equipment	2 years	to	20 years
Leasehold improvements	2 years	to	9 years
Computer equipment and software	2 years	to	10 years
Assets under capital lease	Shorter of useful life or lease term
Furniture and fixtures	2 years	to	10 years

Computer Software—The Company capitalizes certain costs incurred in connection with obtaining or developing internal-use software including external direct costs of material and services, and payroll costs for employees directly involved with the software development. Capitalized software costs are included in Property, plant and equipment, net in the Consolidated Balance Sheets and amortized beginning when the software project is substantially complete and the asset is ready for its intended use. Costs incurred during the preliminary project stage and post-implementation stage, as well as maintenance and training costs, are expensed as incurred.
Lease Accounting—The Company accounts for operating lease transactions by recording rent expense on a straight-line basis over the expected life of the lease, commencing on the date it gains possession of leased property. The Company includes tenant improvement allowances and rent holidays received from landlords and the effect of any rent escalation clauses as adjustments to straight-line rent expense over the expected life of the lease.
Capital lease transactions are reflected as a liability at the inception of the lease based on the present value of the minimum lease payments or, if lower, the fair value of the property. Assets under capital leases are recorded in Property, plant and equipment, net in the Consolidated Balance Sheets and depreciated in a manner similar to other Property, plant and equipment.
Certain construction projects may be accounted for as direct financing arrangements, whereby the Company records, over the construction period, the full cost of the asset in Property, plant and equipment, net in the Consolidated Balance Sheets. A corresponding liability is also recorded, net of leasehold improvements paid for by the Company, and is amortized over the expected lease term through monthly rental payments using an effective interest method. Assets recorded under direct financing arrangements are depreciated over the lease term.
License Rights—The cost of licenses are either expensed immediately or, if capitalized, are stated at cost, less accumulated amortization and are amortized using the straight-line method over their estimated useful lives ranging from 3 years to 15 years, with a weighted average useful life of approximately 9 years. We determine amortization periods for licenses based on our assessment of various factors impacting estimated useful lives and cash flows of the acquired rights. Such factors include the expected launch date of the product, the strength of the intellectual property protection of the product and various other competitive, developmental and regulatory issues, and contractual terms. Amortization expense is not recorded on assets held for sale.
Customer Relationships—Acquired customer relationships are recorded at fair value upon acquisition. All customer relationship assets relate to our AMS business and are classified as Assets held for sale in the Consolidated Balance Sheets. Amortization expense is not recorded on assets held for sale.
Trade names—Acquired trade names are recorded at fair value upon acquisition and, if deemed to have definite lives, are amortized using estimated useful lives ranging from 12 years to 15 years for our intangibles relating to continuing operations, with a weighted average useful life of approximately 15 years. We determine amortization periods for trade names based on our assessment of various factors impacting estimated useful lives and cash flows from the acquired assets. Such factors include the strength of the trade name and our plans regarding the future use of the trade name. Significant changes to any of these factors may result in a reduction in the useful life of the asset and an acceleration of related amortization expense, which could cause our operating income, net income and net income per share to decrease. Amortization expense is not recorded on assets held for sale.
Developed Technology—Acquired developed technology is recorded at fair value upon acquisition and amortized using estimated useful lives ranging from 3 years to 20 years for our intangibles relating to continuing operations, with a weighted average useful life of approximately 13 years. We determine amortization periods for developed technology based on our assessment of various factors impacting estimated useful lives and cash flows of the acquired assets. Such factors include the strength of the intellectual property protection of the product and various other competitive and regulatory issues, and contractual terms. Significant changes to any of these factors may result in a reduction in the useful life of the asset and an acceleration of related amortization expense, which could cause our operating income, net income and net income per share to decrease. Amortization expense is not recorded on assets held for sale. The value of these assets is subject to continuing scientific, medical and marketplace uncertainty.
Long-Lived Asset Impairment Testing—Long-lived assets, which include property, plant and equipment and definite-lived intangible assets, are assessed for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. The impairment testing involves comparing the carrying amount of the asset to the forecasted undiscounted future cash flows generated by that asset. In the event the carrying amount of the asset exceeds the undiscounted future cash flows generated by that asset and the carrying amount is not considered recoverable, an impairment exists. An impairment loss is measured as the excess of the asset’s carrying amount over its fair value. An impairment loss is recognized in net income in the period that the impairment occurs.
In-Process Research and Development Assets (IPR&D)—The fair value of IPR&D acquired in a business combination is determined based on the present value of each research project’s projected cash flows using an income approach. Future cash flows are predominately based on the net income forecast of each project, consistent with historical pricing, margins and expense levels of similar products. Revenues are estimated based on relevant market size and growth factors, expected industry trends, individual project life cycles and the life of each research project’s underlying patent. In determining the fair value of each research project, expected cash flows are adjusted for the technical and regulatory risk of completion.
IPR&D is initially capitalized and considered indefinite-lived intangible assets subject to annual impairment reviews. The reviews, which occur annually or more frequently upon the occurrence of certain events, requires the determination of the fair value of the respective intangible assets. If the fair value of the intangible assets is less than its carrying amount, an impairment loss is recognized for the difference. For those assets that reach commercialization, the assets are amortized over the expected useful lives.
Goodwill—Goodwill, which represents the excess of purchase price over the fair value of net assets acquired, is carried at cost. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value based test. Goodwill is assessed for impairment on an annual basis, as of October 1st of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment model permits, and we utilize, a two-step method for determining goodwill impairment. In the first step, we determine the fair value of our reporting units using an appropriate valuation methodology. If the net book value of a reporting unit exceeds its fair value, we would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value to all of its assets and liabilities using the acquisition method prescribed under authoritative guidance for business combinations. Any residual fair value is allocated to goodwill. An impairment charge is recognized only when the implied fair value of our reporting unit’s goodwill is less than its carrying amount.
Contingencies—The Company is subject to various patent challenges, product liability claims, government investigations and other legal proceedings in the ordinary course of business. Legal fees and other expenses related to litigation are expensed as incurred and included in Selling, general and administrative expenses in the Consolidated Statements of Operations. Contingent accruals are recorded with a corresponding charge to Litigation-related and other contingencies, net in the Consolidated Statements of Operations when the Company determines that a loss is both probable and reasonably estimable. Due to the fact that legal proceedings and other contingencies are inherently unpredictable, our assessments involve significant judgment regarding future events. The Company records a receivable from its product liability insurance carriers only when the resolution of any dispute has been reached and realization of the potential claim for recovery is considered probable.
Convertible Senior Subordinated Notes—We accounted for the issuance of our 1.75% Convertible Senior Subordinated Notes due April 2015 (the Convertible Notes) in accordance with the guidance regarding the accounting for convertible debt instruments that may be settled in cash upon conversion, which among other items, specifies that contracts issued or held by an entity that are both (1) indexed to the entities own ordinary shares and (2) classified in shareholders’ equity in its statement of financial position are not considered to be derivative financial instruments if the appropriate provisions are met. Accordingly, we have recorded the Convertible Notes as debt in the Consolidated Balance Sheets.
Convertible Notes Hedge & Warrants—Concurrent with the issuance of the Convertible Notes we entered into privately negotiated ordinary share call options with affiliates of the initial purchasers. In addition, we sold warrants to affiliates of certain of the initial purchasers. In addition to entering into the convertible note hedge transaction and the warrant transaction, we entered into a privately negotiated, accelerated share repurchase agreement with the same counterparty, as part of our broader share repurchase program described in Note 16. Shareholders' Equity. We accounted for the call options, warrants, and accelerated share repurchase agreement in accordance with the guidance regarding the accounting derivative financial instruments indexed to, and potentially settled in, a company’s own stock. The call options, warrants, and accelerated share repurchase agreement meet the requirements to be accounted for as equity instruments. The cost of the call options and the proceeds related to the sale of the warrants are included in Additional paid-in capital in the Consolidated Balance Sheets.
Treasury Stock—Treasury stock consists of shares of Endo International plc that have been issued but subsequently reacquired. We account for treasury stock purchases under the cost method. In accordance with the cost method, we account for the entire cost of acquiring our ordinary shares as treasury stock, which is a contra equity account. When these shares are reissued, we use an average cost method for determining cost. Proceeds in excess of cost are then credited to Additional paid-in capital in the Consolidated Balance Sheets.
Advertising Costs—Advertising costs are expensed as incurred and included in Selling, general and administrative expenses in the Consolidated Statements of Operations and amounted to $28.1 million, $31.6 million and $36.0 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Cost of Revenues—Cost of revenues includes all costs directly related to bringing both purchased and manufactured products to their final selling destination. It includes purchasing and receiving costs, direct and indirect costs to manufacture products, including direct materials, direct labor, and direct overhead expenses necessary to acquire and convert purchased materials and supplies into finished goods. Cost of revenues also includes royalties paid or owed by Endo on certain in-licensed products, inspection costs, depreciation, amortization of intangible assets, warehousing costs, freight charges, costs to operate our equipment, and other shipping and handling activity.
Share-Based Compensation—The Company accounts for its share-based compensation plans in accordance with FASB Codification Topic 718, Stock Compensation. Accordingly, share-based compensation for employees and non-employee directors is measured at the grant date based on the estimated fair value of the award and is recognized as an expense over the requisite service period. Share-based compensation expense is reduced for estimated future forfeitures. These estimates are revised in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation expense in the period in which the change in estimate occurs.
Foreign Currency Translation—The financial statements for operations outside the U.S. are maintained primarily in their local currency. All assets and liabilities of our international subsidiaries are translated to U.S. dollars at year-end exchange rates, while elements of the Consolidated Statements of Operations are translated at average exchange rates in effect during the year. Translation adjustments arising from the use of differing exchange rates are included in Accumulated other comprehensive income (loss) in shareholders’ equity with the exception of inter-company balances not considered permanently invested which are included in Other income, net in the Consolidated Statements of Operations. Gains and losses on foreign currency transactions are also included in Other income, net.
Income Taxes—Provisions for income taxes are calculated on reported pre-tax income based on current tax laws, statutory tax rates and available tax incentives and planning opportunities in various jurisdictions in which we operate. Such provisions differ from the amounts currently receivable or payable because certain items of income and expense are recognized in different time periods for financial reporting purposes than for income tax purposes. We recognize deferred taxes by the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial statement and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. Significant judgment is required in determining income tax provisions and evaluating tax positions. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. Failure to achieve forecasted taxable income in applicable tax jurisdictions could affect the ultimate realization of deferred tax assets and could result in an increase in the Company’s effective tax rate on future earnings.
We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.
Comprehensive Income—Comprehensive income includes all changes in equity during a period except those that resulted from investments by or distributions to a company’s shareholders. Other comprehensive income or loss refers to revenues, expenses, gains and losses that are included in comprehensive income, but excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity.
Segment Information— The Company operates in three reportable segments. These segments are: (1) U.S. Branded Pharmaceuticals, (2) U.S. Generic Pharmaceuticals and (3) International Pharmaceuticals. A summary of our total revenues to external customers and adjusted income before income tax for each of our segments is found in Note 6. Segment Results.
Recent Accounting Pronouncements
In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of an Entity” (ASU 2014-08). ASU 2014-08 changes the requirements for reporting discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. The disclosure requirements for discontinued operations under ASU 2014-08 will be expanded in order to provide users of financial statements with more information about the assets, liabilities, revenues and expenses of discontinued operations. ASU 2014-08 is effective on a prospective basis for (1) all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years, and (2) all businesses that are classified as held for sale on acquisition that occur within annual periods beginning on or after December 15, 2014 and interim periods within those years. We have applied the provisions of ASU 2014-08 to our AMS business. Refer to Note 3. Discontinued Operations.
In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09). ASU 2014-09 represents a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to receive in exchange for those goods or services. This ASU sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed. This ASU is effective for annual reporting periods beginning after December 15, 2016 and interim reporting periods within that reporting period. Early adoption is not permitted. Accordingly, the Company will adopt this ASU on January 1, 2017. Companies may use either a full retrospective or a modified retrospective approach to adopt this ASU. The Company is currently evaluating the impact of ASU 2014-09 on the Company’s consolidated results of operations and financial position.
In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (ASU 2014-15). This ASU states that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This ASU is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company plans to adopt ASU 2014-15 in conjunction with the December 31, 2016 financial statements and will comply with the disclosure requirements of the standard in the Form 10-K for the period ended December 31, 2016.